Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (63,445)	$ (9,238)	¥ (79,178)	¥ (103,038)
Amortization of intangible assets	(59,992)	(8,736)	(328,154)	(341,802)
Other income, net	7,267	1,058	25,427	49,885
Loss from operations	(187,448)	(27,295)	(670,482)	(428,924)
Interest income	17,389	2,532	13,903	19,601
(Loss)/gain from investments, net	(18,615)	(2,711)	232	86,497
Loss before income tax and share of results of equity investee	(189,272)	(27,561)	(656,347)	(322,826)
Income tax expenses	1,983	288	14,512	(5,181)
Share of results of equity investee	883	129	(539)	36
Net loss	(186,406)	(27,144)	(642,374)	(327,971)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(177,984)		(639,800)	(327,971)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	14,264	2,077	(17,400)	(72,993)
Share of other comprehensive loss of equity method investees	0	0	0	0
Unrealized securities holding (losses)/gains, net of tax	(884)	(129)	(10,729)	(31,658)
Total comprehensive loss attributable to MOGU Inc.	(164,604)	(23,970)	(667,929)	(432,622)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(3,249)	(473)	(5,151)	(9,155)
Amortization of intangible assets	(49,957)	(7,274)	(301,866)	(322,230)
Other income, net	(78,030)	(11,362)	1,008	6,138
Loss from operations	(131,236)	(19,109)	(306,009)	(325,247)
Interest income	0	0	1	78
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(38,453)	(5,600)	(334,730)	(82,563)
(Loss)/gain from investments, net	(16,816)	(2,449)	(1,636)	89,518
Loss before income tax and share of results of equity investee	(186,505)	(27,158)	(642,374)	(318,214)
Income tax expenses	0	0	0	(9,757)
Share of results of equity investee	99	14	0	0
Net loss	(186,406)	(27,144)	(642,374)	(327,971)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(186,406)	(27,144)	(642,374)	(327,971)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	14,264	2,077	(17,400)	(72,993)
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs ' subsidiaries, net of tax	(1,761)	(256)	(10,729)	9,726
Unrealized securities holding (losses)/gains, net of tax	877	127	0	(41,384)
Total other comprehensive income/(loss)	13,380	1,948	(28,129)	(104,651)
Total comprehensive loss attributable to MOGU Inc.	¥ (173,026)	$ (25,196)	¥ (670,503)	¥ (432,622)